VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment
(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511